S000070976 [Member] Investment Objectives and Goals - iShares Intermediate Muni Income Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES INTERMEDIATE MUNI INCOME ACTIVE ETF Ticker: INMU Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Intermediate Muni Income Active ETF (the “Fund”) seeks to maximize tax‑free current income.